Commitments and Contingencies (Details) - USD ($)	1 Months Ended					9 Months Ended	10 Months Ended
	Oct. 31, 2022	Sep. 30, 2022	Aug. 30, 2022	Nov. 30, 2021	Aug. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Assets held in trust							$ 128,400,078
Underwriting agreement description			On August 30, 2022, the Company amended the underwriting agreement to reflect a commission value equal to the product of (i) $4,554,000 and (ii) 1 minus the quotient resulting by dividing the percentage of redemptions of all Public Shares that were originally issued in the Initial Public Offering by 2. Additionally, the payment of the deferred underwriting commission shall be paid in cash but shall be subordinate to the payments of up to $2,500,000 of Sponsor loans to the Company and up to $2,500,000 of debt repayment to other parties.
Common stock fair value	$ 252,340	$ 252,340
Aggregate amount				$ 25,000
Business combination transaction, description				The Company also agreed to pay to such advisors an aggregate success fee upon the closing of a business combination transaction equal to the sum of: (i) three percent of the transaction value of the target company in such business combination up to $100 million, plus (ii) two percent of the transaction value of the target company greater than $100 million up to $200 million, plus (iii) one percent of the transaction value of the target company above $200 million. The success fee shall be reduced by the monthly fees previously paid to the financial advisors. The financial advisors shall have the option to receive an equivalent dollar amount of warrants and/or shares of Class A common stock in lieu of cash up to twenty percent of the success fee payable.
Retainer payment			$ 40,000
Aggregate amount			$ 100,000,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount						3.60%	3.60%
Common stock share issued (in Shares)		137,500				137,500	137,500
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting shares (in Shares)						158,125	158,125
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Assets held in trust		$ 4,554,000				$ 4,554,000	$ 4,554,000
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock share issued (in Shares)		158,125				158,125	158,125
Common stock fair value					$ 1,454,434		$ 1,454,434
Class A Common Stock [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock share issued (in Shares)					158,125		158,125